Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Class I
Shareholder Report [Line Items]
Fund Name	First Sentier Global Listed Infrastructure Fund
Class Name	Class I
Trading Symbol	FLIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Sentier Global Listed Infrastructure Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstsentierfunds.com/en/insto/documents.html?. You can also request this information by contacting us at 1-888-898-5040.
Additional Information Phone Number	1-888-898-5040
Additional Information Website	https://www.firstsentierfunds.com/en/insto/documents.html?
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$48	0.95%
[1]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.
Net Assets	$ 129,573,369
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$129,573,369
Number of Holdings	43
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Issuers	(%)
American Electric Power Co., Inc.	4.9%
Transurban Group	4.9%
Duke Energy Corp.	4.7%
National Grid PLC	4.5%
Xcel Energy, Inc.	4.0%
Cheniere Energy, Inc.	3.7%
Getlink SE	3.6%
Norfolk Southern Corp.	3.4%
CSX Corp.	3.2%
Public Service Enterprise Group, Inc.	3.1%

Updated Prospectus Web Address	https://www.firstsentierfunds.com/en/insto/documents.html?
Class I
Shareholder Report [Line Items]
Fund Name	First Sentier American Listed Infrastructure Fund
Class Name	Class I
Trading Symbol	FLIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Sentier American Listed Infrastructure Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstsentierfunds.com/en/insto/documents.html?. You can also request this information by contacting us at 1-888-898-5040.
Additional Information Phone Number	1-888-898-5040
Additional Information Website	https://www.firstsentierfunds.com/en/insto/documents.html?
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$37	0.75%
[2]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://www.firstsentierfunds.com/en/insto/documents.html? for more recent performance information.
Net Assets	$ 3,614,296
Holdings Count | $ / shares	30
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,614,296
Number of Holdings	30
Portfolio Turnover	38%

Holdings [Text Block]

Top 10 Issuers	(%)
CSX Corp.	6.3%
Duke Energy Corp.	6.2%
Norfolk Southern Corp.	6.0%
American Electric Power Co., Inc.	5.9%
Cheniere Energy, Inc.	5.8%
American Tower Corp.	5.5%
Xcel Energy, Inc.	5.0%
ONEOK, Inc.	4.7%
Exelon Corp.	4.6%
Crown Castle, Inc.	4.0%

Updated Prospectus Web Address	https://www.firstsentierfunds.com/en/insto/documents.html?

[1]
*	Annualized

[2]
*	Annualized